SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On July 10, 2024, the partnership acquired a portfolio of 128 logistics assets in the U.S. in one of our opportunistic real estate funds for $1.3 billion.